FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2013
FINANCIAL EXPENSES , NET [Abstract]
FINANCIAL EXPENSES , NET
NOTE 12    -      FINANCIAL EXPENSES, NET

	Year ended December 31,
	2011	2012	2013

Bank charges	$1,179	$1,331	$1,316
Interest and debt related expense	1,765	1,947	3,084
Change in fair value of derivative and embedded derivative	(992)	(1,089)	604
Exchange rate (gain) loss, net	2,204	(608)	543

Total expenses	4,156	1,581	5,547
Interest income	(431)	(117)	(85)
Total financial expenses , net	$3,725	$1,464	$5,462